Document and Entity Information	9 Months Ended
Sep. 30, 2017
Details
Registrant Name	FULLNET COMMUNICATIONS INC
Registrant CIK	0001092570
SEC Form	8-K
Period End date	Sep. 30, 2017
Fiscal Year End	--12-31
Trading Symbol	fulo
Tax Identification Number (TIN)	731473361
Filer Category	Smaller Reporting Company
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Incorporation, State Country Name	Oklahoma
Contained File Information, File Number	000-27031
Entity Address, Address Line One	201 Robert S. Kerr Avenue, Suite 210
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	Oklahoma
Entity Address, Postal Zip Code	73102
City Area Code	405
Local Phone Number	236-8200